Convertible Promissory Notes and Other Notes Payable (Details 2) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Cato Note 1 [Member]
Principal Balance	$ 293,600	$ 293,600
Accrued Interest	55,900	30,800
Total	349,500	324,400
Cato Note 2 [Member]
Principal Balance	1,009,000	1,009,000
Accrued Interest	204,800	117,300
Total	1,213,800	1,126,300
Related Parties Aggregate [Member]
Principal Balance	1,302,600	1,302,600
Accrued Interest	260,700	148,100
Total	1,563,300	1,450,700
Note discount on principal	$ 54,500	$ 103,200
Note discount on accrued interest
Note discount, total	$ 54,500	$ 103,200
Related Parties After Discount [Member]
Principal Balance	1,248,100	1,199,400
Accrued Interest	260,700	148,100
Total	1,508,800	1,347,500
Related Parties Current [Member]
Principal Balance	(1,248,100)	259,600
Accrued Interest	(260,700)	30,800
Total	$ (1,508,800)	290,400
Related Parties Noncurrent [Member]
Principal Balance		939,800
Accrued Interest		117,300
Total		$ 1,057,100